Leases (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Leases [Abstract]
Summary of changes in ROU Assets
The following table summarizes changes in ROU assets for the year ended December 31, 2023, which have been recorded in mineral properties, plant and equipment on the Consolidated Statements of Financial Position:

	December 31, 2023	December 31, 2022
Opening net book value	$30.3	$29.5
Additions	36.8	19.0
ROU assets from the Acquisition (Note 8)	77.0	—
Depreciation	(39.2)	(15.0)
Dispositions (Note 9)	(9.0)	—
Other	4.7	(3.2)
Closing net book value	$100.6	$30.3

Reconciliation of undiscounted cash flows
The following table presents a reconciliation of the Company's undiscounted cash flows at December 31, 2023 and December 31, 2022 to their present value for the Company's lease obligations:

	December 31, 2023	December 31, 2022
Within one year	$50.7	$14.1
Between one and five years	53.1	17.6
Beyond five years	12.0	14.4
Total undiscounted lease obligations	115.8	46.1
Less future interest charges	(17.9)	(13.0)
Total discounted lease obligations	97.9	33.1
Less: current portion of lease obligations	(45.7)	(13.6)
Non-current portion of lease obligations	$52.2	$19.5